Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 7. Fair Value Measurements

Under current authoritative accounting guidance for fair value measurements, the fair value of an asset is defined as the exit price, which is the amount that would either be received when an asset is sold or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance establishes a three-tier fair value hierarchy based on the inputs used in measuring fair value. These tiers are: Level 1, for which quoted market prices for identical instruments are available in active markets, such as money market funds, equity securities and U.S. Treasury securities; Level 2, for which there are inputs other than quoted prices included within Level 1 that are observable for the instrument, such as certain derivative instruments including interest rate caps and swaps; and Level 3, for which little or no market data exists, therefore requiring us to develop our own assumptions, such as certain securities that do not fall into Level 1 or Level 2.

Items Measured at Fair Value on a Recurring Basis

The methods and assumptions described below were used to estimate the fair value of each class of financial instrument. For significant Level 3 items we have also provided the unobservable inputs along with their weighted average ranges.

Money Market Funds — Our money market funds consisted of government securities and U.S. Treasury bills. These funds were classified as Level 1 as we used quoted prices from active markets to determine their fair values.

Derivative Liabilities — Our derivative liabilities are primarily comprised of interest rate swaps. These derivative instruments were measured at fair value using readily observable market inputs, such as quotations on interest rates. These derivative instruments were classified as Level 2 because they are custom, over-the-counter contracts with various bank counterparties that are not traded in an active market.

Other Securities — Our other securities are primarily comprised of our investment in an India growth fund and our interest in a commercial mortgage loan securitization. These funds are not traded in an active market. We estimated the fair value of these securities using internal valuation models that incorporate market inputs and our own assumptions about future cash flows. We classified these assets as Level 3.

Redeemable Noncontrolling Interest — We account for the noncontrolling interest in WPCI as a redeemable noncontrolling interest. We determined the valuation of the redeemable noncontrolling interest using widely accepted valuation techniques, including expected discounted cash flows of the investment as well as the income capitalization approach, which considers prevailing market capitalization rates. We classified this liability as Level 3. Unobservable inputs for WPCI include a discount for lack of marketability, a discount rate and EBITDA multiples with weighted average ranges of 20% – 30%, 23% – 27% and 3x – 5x, respectively. Significant increases or decreases in any one of these inputs in isolation would result in significant changes in the fair value measurement.

The following tables set forth our assets and liabilities that were accounted for at fair value on a recurring basis. Assets and liabilities presented below exclude assets and liabilities owned by unconsolidated jointly-owned investments (in thousands):

		Fair Value Measurements at March 31, 2012 Using:
		Quoted Prices in
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds	$35	$35	$-	$-
Other securities	1,525	-	-	1,525
Total	$1,560	$35	$-	$1,525

Liabilities:
Derivative liabilities	$3,917	$-	$3,917	$-
Redeemable noncontrolling interest	6,929	-	-	6,929
Total	$10,846	$-	$3,917	$6,929

	Fair Value Measurements Using
	Significant Unobservable Inputs (Level 3 Only)
	Three Months Ended March 31, 2012		Three Months Ended March 31, 2011
	Assets	Liabilities	Assets	Liabilities
		Redeemable		Redeemable
	Other	Noncontrolling	Other	Noncontrolling
	Securities	Interest	Securities	Interest
Beginning balance	$1,535	$7,700	$1,726	$7,546
Total gains or losses (realized and unrealized):
Included in earnings	(7)	(43)	2	603
Included in other comprehensive (loss) income	(3)	9	(1)	7
Purchases	-	-	53	-
Settlements	-	-	(173)	-
Distributions paid	-	(816)	-	(545)
Redemption value adjustment	-	79	-	(691)
Ending balance	$1,525	$6,929	$1,607	$6,920

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$(7)	$-	$2	$-

We did not have any transfers into or out of Level 1, Level 2 and Level 3 measurements during the three months ended March 31, 2012 and 2011. Gains and losses (realized and unrealized) included in earnings for other securities are reported in Other income and (expenses) in the consolidated financial statements.

Our other financial instruments, which we classify as Level 2, had the following carrying values and fair values as of the dates shown (in thousands):

	March 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-recourse and limited-recourse debt	$354,722	$360,804	$356,209	$361,948
Line of credit	248,160	248,160	233,160	233,160
Deferred acquisition fees receivable	24,604	28,280	29,410	31,638

We determined the estimated fair value of our debt instruments using a discounted cash flow model with rates that take into account the credit of the tenants, where applicable, and interest rate risk. We estimated that our other financial assets and liabilities (excluding net investments in direct financing leases) had fair values that approximated their carrying values at both March 31, 2012 and December 31, 2011.

Items Measured at Fair Value on a Non-Recurring Basis

We perform an assessment, when required, of the value of certain of our real estate investments in accordance with current authoritative accounting guidance. As part of that assessment, we determine the valuation of these assets using widely accepted valuation techniques, including expected discounted cash flows or an income capitalization approach, which considers prevailing market capitalization rates. We review each investment based on the highest and best use of the investment and market participation assumptions. We determined that the significant inputs used to value these investments fall within Level 3. As a result of our assessments, we calculated impairment charges, which were based on market conditions and assumptions that existed at the time. The valuation of real estate is subject to significant judgment and actual results may differ materially if market conditions or the underlying assumptions change.

The following table presents information about our other assets that were measured on a fair value basis for the periods presented (in thousands):

	Three Months Ended March 31, 2012		Three Months Ended March 31, 2011
	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment
	Measurements	Charges	Measurements	Charges
Impairment Charges From Continuing Operations:
Real estate (a)	$13,625	$3,299	$-	$-
Equity investments in real estate (b) (c)	27,460	298	1,554	206
	41,085	3,597	1,554	206

Impairment Charges From Discontinued Operations:
Real estate (a)	13,422	2,425	-	-
	$54,507	$6,022	$1,554	$206

__________

  Impairments to real estate during 2012 were measured using the practicability exception for measuring fair value based on the contracted selling price.
  During the first quarter of 2012, we incurred an other-than-temporary impairment charge on our investment in CPA®:16 – Global's operating partnership totaling $0.3 million to reduce its carrying value to its estimated fair value, which had declined. This investment's fair value was obtained using an estimate of discounted cash flows using two significant unobservable inputs, which are the discount rate and the estimated general and administrative costs as a percentage of assets under management with a weighted average range of 12.75% – 15.75% and 30 bps – 50 bps, respectively. Significant increases or decreases to these inputs in isolation would result in significant change in the fair value measurement. The valuation is also dependent upon the expected date of the liquidity event for CPA®:16 – Global because cash flows attributable to this investment will cease upon such event. Therefore, the fair value of this investment may decline in the future as the estimated liquidation date approaches.
  Impairment charges during 2011 were measured based on market conditions and assumptions that existed at the time.

Note 8. Fair Value Measurements

Under current authoritative accounting guidance for fair value measurements, the fair value of an asset is defined as the exit price, which is the amount that would either be received when an asset is sold or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance establishes a three-tier fair value hierarchy based on the inputs used in measuring fair value. These tiers are: Level 1, for which quoted market prices for identical instruments are available in active markets, such as money market funds, equity securities and U.S. Treasury securities; Level 2, for which there are inputs other than quoted prices included within Level 1 that are observable for the instrument, such as certain derivative instruments including interest rate caps and swaps; and Level 3, for which little or no market data exists, therefore requiring us to develop our own assumptions, such as certain securities.

Items Measured at Fair Value on a Recurring Basis

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Money Market Funds — Our money market funds consisted of government securities and U.S. Treasury bills. These funds were classified as Level 1 as we used quoted prices from active markets to determine their fair values.

Derivative Assets and Liabilities — Our derivative assets and liabilities are primarily comprised of interest rate swaps or caps. These derivative instruments were measured at fair value using readily observable market inputs, such as quotations on interest rates. These derivative instruments were classified as Level 2 because they are custom, over-the-counter contracts with various bank counterparties that are not traded in an active market.

Other Securities — Our other securities are primarily comprised of our investment in an India growth fund and our interest in a commercial mortgage loan securitization. These funds are not traded in an active market. We estimated the fair value of these securities using internal valuation models that incorporate market inputs and our own assumptions about future cash flows. We classified these assets as Level 3.

Redeemable Noncontrolling Interest — We account for our noncontrolling interest in WPCI as a redeemable noncontrolling interest (Note 13). We determined the valuation of the redeemable noncontrolling interest using widely accepted valuation techniques, including expected discounted cash flows of the investment as well as the income capitalization approach, which considers prevailing market capitalization rates. We classified this liability as Level 3.

The following tables set forth our assets and liabilities that were accounted for at fair value on a recurring basis. Assets and liabilities presented below exclude assets and liabilities owned by unconsolidated ventures (in thousands):

		Fair Value Measurements at December 31, 2011 Using:
		Quoted Prices in
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds	$35	$35	$-	$-
Other securities	1,535	-	-	1,535
Total	$1,570	$35	$-	$1,535

Liabilities:
Derivative liabilities	$4,175	$-	$4,175	$-
Redeemable noncontrolling interest	7,700	-	-	7,700
Total	$11,875	$-	$4,175	$7,700

		Fair Value Measurements at December 31, 2010 Using:
		Quoted Prices in
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds	$37,154	$37,154	$-	$-
Other securities	1,726	-	-	1,726
Derivative assets	312	-	312	-
Total	$39,192	$37,154	$312	$1,726

Liabilities:
Derivative liabilities	$969	$-	$969	$-
Redeemable noncontrolling interest	7,546	-	-	7,546
Total	$8,515	$-	$969	$7,546

	Fair Value Measurements Using
	Significant Unobservable Inputs (Level 3 Only)
	Year Ended December 31, 2011		Year Ended December 31, 2010
	Assets	Liabilities	Assets	Liabilities
		Redeemable		Redeemable
		Noncontrolling		Noncontrolling
	Other Securities	Interest	Other Securities	Interest
Beginning balance	$1,726	$7,546	$1,687	$7,692
Total gains or losses (realized and unrealized):
Included in earnings	(20)	1,923	4	1,293
Included in other comprehensive (loss) income	(11)	(5)	12	(12)
Purchases	53	-	23	-
Settlements	(213)	-	-	-
Distributions paid	-	(1,309)	-	(956)
Redemption value adjustment	-	(455)	-	(471)
Ending balance	$1,535	$7,700	$1,726	$7,546

The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$(20)	$-	$4	$-

We did not have any transfers into or out of Level 1, Level 2 and Level 3 measurements during the years ended December 31, 2011 and 2010. Gains and losses (realized and unrealized) included in earnings for other securities are reported in Other income and (expenses) in the consolidated financial statements.

Our other financial instruments had the following carrying values and fair values as of the dates shown (in thousands):

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-recourse and limited-recourse debt	$356,209	$361,948	$255,232	$255,460
Line of credit	233,160	233,160	141,750	140,600
Deferred acquisition fees receivable	29,410	31,638	31,419	32,485

We determined the estimated fair value of our debt instruments using a discounted cash flow model with rates that take into account the credit of the tenants and interest rate risk. We estimated that our other financial assets and liabilities (excluding net investments in direct financing leases) had fair values that approximated their carrying values at both December 31, 2011 and 2010.

Items Measured at Fair Value on a Non-Recurring Basis

We perform an assessment, when required, of the value of certain of our real estate investments in accordance with current authoritative accounting guidance. As part of that assessment, we determine the valuation of these assets using widely accepted valuation techniques, including expected discounted cash flows or an income capitalization approach, which considers prevailing market capitalization rates. We review each investment based on the highest and best use of the investment and market participation assumptions. We determined that the significant inputs used to value these investments fall within Level 3. As a result of our assessments, we calculated impairment charges, which were based on market conditions and assumptions that existed at the time. The valuation of real estate is subject to significant judgment and actual results may differ materially if market conditions or the underlying assumptions change.

The following table presents information about our other assets that were measured on a fair value basis for the periods presented. All of the impairment charges were measured using unobservable inputs (Level 3) and were recorded based on market conditions and assumptions that existed at the time (in thousands):

	Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009
	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment
	Measurements	Charges	Measurements	Charges	Measurements	Charges
Impairment Charges from
Continuing Operations:
Real estate	$4,623	$5,359	$-	$-	$823	$900
Net investments in direct
financing leases(a)	-	(1,608)	3,548	1,140	23,571	2,616
Equity investments in real estate	1,554	206	22,846	1,394	-	-
	6,177	3,957	26,394	2,534	24,394	3,516

Impairment Charges from
Discontinued Operations:
Real estate	32,375	6,460	11,662	14,241	9,719	6,908
Intangible assets	5,699	415	-	-	-	-
Intangible liabilities	(416)	(153)	-	-	-	-
	$43,835	$10,679	$38,056	$16,775	$34,113	$10,424

__________

(a)       In the fourth quarter of 2011, we recorded an out-of-period adjustment of $1.6 million (Note 2).